Offerings	Aug. 14, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	(a) Not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, including under any anti-dilution provisions, or that are issued in units or represented by depositary shares. Securities registered hereunder may be sold separately or in any combination with other securities registered hereunder. (b) Exclusive of accrued interest, distributions and dividends, if any. (c) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is deferring payment of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares of Beneficial Interest
Fee Rate	0.01476%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares Representing Preferred Shares
Fee Rate	0.01476%
Offering Note	(a) Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. In the event the Registrant elects to offer to the public fractional interests in preferred shares of beneficial interest registered hereunder, depositary receipts will be distributed to those persons purchasing such fractional interests, and preferred shares of beneficial interest will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares. (b) See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $.01 par value per share
Fee Rate	0.01476%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01476%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Service Properties Trust
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder guarantees of the debt securities of the Registrant by certain of the Registrant's subsidiaries listed in the "Subsidiary Guarantor Registrants" table in the Form S-3. No separate consideration will be paid in respect of such guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable in respect of such guarantees.